Debt - Schedule of components of Debt (Details) - USD ($) $ in Thousands	1 Months Ended
	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Oct. 31, 2021
Debt Instrument [Line Items]
Total debt (gross)		$ (1,202,553)	$ (1,210,279)
Less: Deferred financing costs		24,941	20,955
Total debt, net of deferred financing costs		(1,177,612)	(1,189,324)
Current portion of long-term debt and short-term debt		(327,169)
Long-term debt		(850,443)	(844,546)
VIE debt
Debt Instrument [Line Items]
Subtotal (excluding lessor VIE debt)			(715,913)
Total debt, net of deferred financing costs		(414,366)
Current portion of long-term debt and short-term debt		(305,708)
Long-term debt		(108,658)	(156,563)
Golar debt
Debt Instrument [Line Items]
Subtotal (excluding lessor VIE debt)		(785,138)
Total debt, net of deferred financing costs		(763,246)
Current portion of long-term debt and short-term debt		(21,461)
Long-term debt		(741,785)
Gimi facility | Revolving credit facility
Debt Instrument [Line Items]
Total debt (gross)		(630,000)	(535,000)
Unsecured Bonds
Debt Instrument [Line Items]
Payments of debt issuance costs	$ 5,200
Unsecured Bonds | Long-term debt
Debt Instrument [Line Items]
Total debt (gross)		(138,725)	(159,029)
Golar Arctic facility | Secured debt
Debt Instrument [Line Items]
Total debt (gross)		(16,413)	(21,884)
CSSC VIE debt- Hilli Facility | Secured debt
Debt Instrument [Line Items]
Total debt (gross)		$ (417,415)	$ (494,366)
Payments of debt issuance costs	$ 6,300
7% Unsecured Bonds, Maturing Oct 2025 | Unsecured debt
Debt Instrument [Line Items]
Debt instrument, face amount				$ 300,000